Debt Obligations (Debt Instruments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Long-term Debt		$ 32,930	$ 28,679
Other		30	32
Less: current maturities		(1,189)	(126)
Long-term debt, less current maturities		31,741	28,553
ETP [Member]
Unamortized premiums, discounts and fair value adjustments, net		(18)	(21)
Deferred Finance Costs, Noncurrent, Net		(132)	(147)
Long-term Debt		$ 22,067	20,633
Debt instrument interest rate		6.50%
Debt instrument maturity date		May 15, 2021
Transwestern [Member]
Unamortized premiums, discounts and fair value adjustments, net		$ 0	(1)
Deferred Finance Costs, Noncurrent, Net		(1)	(2)
Long-term Debt		656	779
Panhandle [Member]
Unamortized premiums, discounts and fair value adjustments, net		50	75
Long-term Debt		1,135	1,160
Sunoco [Member]
Unamortized premiums, discounts and fair value adjustments, net		9	20
Long-term Debt		474	485
Sunoco Logistics [Member]
Unamortized premiums, discounts and fair value adjustments, net		75	85
Deferred Finance Costs, Noncurrent, Net		(34)	(32)
Long-term Debt		7,313	5,590
Bakken Project [Member]
Deferred Finance Costs, Noncurrent, Net		(13)	0
Long-term Debt		1,087	0
6.125% Senior Notes due February 15, 2017 | ETP [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		6.125%
Debt instrument maturity date		Feb. 15, 2017
2.50% Senior Notes due June 15, 2018 | ETP [Member]
Senior Notes		$ 650	650
Debt instrument interest rate		2.50%
Debt instrument maturity date		Jun. 15, 2018
6.70% Senior Notes due July 1, 2018 | ETP [Member]
Senior Notes		$ 600	600
Debt instrument interest rate		6.70%
Debt instrument maturity date		Jul. 01, 2018
9.70% Senior Notes due March 15, 2019 | ETP [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		9.70%
Debt instrument maturity date		Mar. 15, 2019
9.00% Senior Notes due April 15, 2019 | ETP [Member]
Senior Notes		$ 450	450
Debt instrument interest rate		9.00%
Debt instrument maturity date		Apr. 15, 2019
4.15% Senior Notes due October 1, 2020 | ETP [Member]
Senior Notes		$ 1,050	1,050
Debt instrument interest rate		4.15%
Debt instrument maturity date		Oct. 01, 2020
4.65% Senior Notes due June 1, 2021 | ETP [Member]
Senior Notes		$ 800	800
Debt instrument interest rate		4.65%
Debt instrument maturity date		Jun. 01, 2021
5.20% Senior Notes due February 1, 2022 | ETP [Member]
Senior Notes		$ 1,000	1,000
Debt instrument interest rate		5.20%
Debt instrument maturity date		Feb. 01, 2022
3.60% Senior Notes due February 1, 2023 | ETP [Member]
Senior Notes		$ 800	800
Debt instrument interest rate		3.60%
Debt instrument maturity date		Feb. 01, 2023
4.90% Senior Notes due February 1, 2024 | ETP [Member]
Senior Notes		$ 350	350
Debt instrument interest rate		4.90%
Debt instrument maturity date		Feb. 01, 2024
7.60% Senior Notes due February 1, 2024 | ETP [Member]
Senior Notes		$ 277	277
Debt instrument interest rate		7.60%
Debt instrument maturity date		Feb. 01, 2024
7.60% Senior Notes due February 1, 2024 | Panhandle [Member]
Senior Notes		$ 82	82
Debt instrument interest rate		7.60%
Debt instrument maturity date		Feb. 01, 2024
4.05% Senior Notes due March 15, 2025 | ETP [Member]
Senior Notes		$ 1,000	1,000
Debt instrument interest rate		4.05%
Debt instrument maturity date		Mar. 15, 2025
4.75% Senior Notes due January 15, 2026 | ETP [Member]
Senior Notes		$ 1,000	1,000
Debt instrument interest rate		4.75%
Debt instrument maturity date		Jan. 15, 2026
8.25% Senior Notes due November 15, 2029 | ETP [Member]
Senior Notes		$ 267	267
Debt instrument interest rate		8.25%
Debt instrument maturity date		Nov. 15, 2029
8.25% Senior Notes due November 15, 2029 | Panhandle [Member]
Senior Notes		$ 33	33
Debt instrument interest rate		8.25%
Debt instrument maturity date		Nov. 14, 2029
4.90% Senior Notes due March 15, 2035 | ETP [Member]
Senior Notes		$ 500	500
Debt instrument interest rate		4.90%
Debt instrument maturity date		Mar. 15, 2035
6.625% Senior Notes due October 15, 2036 | ETP [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		6.625%
Debt instrument maturity date		Oct. 15, 2036
7.50% Senior Notes due July 1, 2038 | ETP [Member]
Senior Notes		$ 550	550
Debt instrument interest rate		7.50%
Debt instrument maturity date		Jul. 01, 2038
6.05% Senior Notes due June 1, 2041 | ETP [Member]
Senior Notes		$ 700	700
Debt instrument interest rate		6.05%
Debt instrument maturity date		Jun. 01, 2041
6.50% Senior Notes due February 1, 2042 | ETP [Member]
Senior Notes		$ 1,000	1,000
Debt instrument interest rate		6.50%
Debt instrument maturity date		Feb. 01, 2042
5.15% Senior Notes due February 1, 2043 | ETP [Member]
Senior Notes		$ 450	450
Debt instrument interest rate		5.15%
Debt instrument maturity date		Feb. 01, 2043
5.95% Senior Notes due October 1, 2043 | ETP [Member]
Senior Notes		$ 450	450
Debt instrument interest rate		5.95%
Debt instrument maturity date		Oct. 01, 2043
5.15% Senior Notes due March 15, 2045 | ETP [Member]
Senior Notes		$ 1,000	1,000
Debt instrument interest rate		5.15%
Debt instrument maturity date		Mar. 15, 2045
6.125% Senior Notes due December 15, 2045 | ETP [Member]
Senior Notes		$ 1,000	1,000
Debt instrument interest rate		6.125%
Debt instrument maturity date		Dec. 15, 2045
Floating Rate Junior Subordinated Notes due November 1, 2066 | ETP [Member]
Junior Subordinated Notes		$ 546	545
Debt instrument maturity date		Nov. 01, 2066
Floating Rate Junior Subordinated Notes due November 1, 2066 | Panhandle [Member]
Junior Subordinated Notes		$ 54	54
Debt instrument maturity date		Nov. 01, 2066
Debt Instrument, Interest Rate, Effective Percentage		3.77%
ETP $3.75 billion Revolving Credit Facility due November 2019 | ETP [Member]
Revolving credit facilities		$ 2,777	1,362
ETP $3.75 billion Revolving Credit Facility due November 2019 | ETP [Member]
Debt instrument maturity date		Oct. 27, 2019
5.54% Senior Notes due November 17, 2016 | Transwestern [Member]
Senior Notes		$ 0	125
Debt instrument interest rate		5.54%
Debt instrument maturity date		Nov. 17, 2016
5.64% Senior Notes due May 24, 2017 | Transwestern [Member]
Senior Notes		$ 82	82
Debt instrument interest rate		5.64%
Debt instrument maturity date		May 24, 2017
5.36% Senior Notes due December 9, 2020 | Transwestern [Member]
Senior Notes		$ 175	175
Debt instrument interest rate		5.36%
Debt instrument maturity date		Dec. 09, 2020
5.89% Senior Notes due May 24, 2022 | Transwestern [Member]
Senior Notes		$ 150	150
Debt instrument interest rate		5.89%
Debt instrument maturity date		May 24, 2022
5.66% Senior Notes due December 9, 2024 | Transwestern [Member]
Senior Notes		$ 175	175
Debt instrument interest rate		5.66%
Debt instrument maturity date		Dec. 09, 2024
6.16% Senior Notes due May 24, 2037 | Transwestern [Member]
Senior Notes		$ 75	75
Debt instrument interest rate		6.16%
Debt instrument maturity date		May 24, 2037
6.20% Senior Notes due November 1, 2017 | Panhandle [Member]
Senior Notes		$ 300	300
Debt instrument interest rate		6.20%
Debt instrument maturity date		Nov. 01, 2017
7.00% Senior Notes due June 15, 2018 | Panhandle [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		7.00%
Debt instrument maturity date		Jun. 15, 2018
8.125% Senior Notes due June 1, 2019 | Panhandle [Member]
Senior Notes		$ 150	150
Debt instrument interest rate		8.125%
Debt instrument maturity date		Jun. 01, 2019
7.00% Senior Notes due July 15, 2029 | Panhandle [Member]
Senior Notes		$ 66	66
Debt instrument interest rate		7.00%
Debt instrument maturity date		Jul. 15, 2029
5.75% Senior Notes due January 15, 2017 | Sunoco [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		5.75%
Debt instrument maturity date		Jan. 15, 2017
9.00% Debentures due November 1, 2024 | Sunoco [Member]
Subordinated Debt		$ 65	65
Debt instrument interest rate		9.00%
Debt instrument maturity date		Nov. 01, 2024
6.125% Senior Notes due May 15, 2016 | Sunoco Logistics [Member]
Senior Notes		$ 0	175
Debt instrument interest rate		6.125%
Debt instrument maturity date		May 15, 2016
5.50% Senior Notes due February 15, 2020 | Sunoco Logistics [Member]
Senior Notes		$ 250	250
Debt instrument interest rate		5.50%
Debt instrument maturity date		Feb. 15, 2020
4.40% Senior Notes due April 1, 2021 | Sunoco Logistics [Member]
Senior Notes		$ 600	600
Debt instrument interest rate		4.40%
Debt instrument maturity date		Apr. 01, 2021
4.65% Senior Notes due February 15, 2022 | Sunoco Logistics [Member]
Senior Notes		$ 300	300
Debt instrument interest rate		4.65%
Debt instrument maturity date		Feb. 15, 2022
3.45% Senior Notes due January 15, 2023 | Sunoco Logistics [Member]
Senior Notes		$ 350	350
Debt instrument interest rate		3.45%
Debt instrument maturity date		Jan. 15, 2023
4.25% Senior Notes due April 1, 2024 | Sunoco Logistics [Member]
Senior Notes		$ 500	500
Debt instrument interest rate		4.25%
Debt instrument maturity date		Apr. 01, 2024
5.95% Senior Notes due December 1, 2025 | Sunoco Logistics [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		5.95%
Debt instrument maturity date		Dec. 01, 2025
3.90% Senior Notes due July 15, 2026 | Sunoco Logistics [Member]
Senior Notes		$ 550	0
Debt instrument interest rate		3.90%
Debt instrument maturity date		Jul. 15, 2026
6.85% Senior Notes due February 15, 2040 | Sunoco Logistics [Member]
Senior Notes		$ 250	250
Debt instrument interest rate		6.85%
Debt instrument maturity date		Feb. 15, 2040
6.10% Senior Notes due February 15, 2042 | Sunoco Logistics [Member]
Senior Notes		$ 300	300
Debt instrument interest rate		6.10%
Debt instrument maturity date		Feb. 15, 2042
4.95% Senior Notes due January 15, 2043 | Sunoco Logistics [Member]
Senior Notes		$ 350	350
Debt instrument interest rate		4.95%
Debt instrument maturity date		Jan. 15, 2043
5.30% Senior Notes due April 1, 2044 | Sunoco Logistics [Member]
Senior Notes		$ 700	700
Debt instrument interest rate		5.30%
Debt instrument maturity date		Apr. 01, 2044
5.35% Senior Notes due May 15, 2045 | Sunoco Logistics [Member]
Senior Notes		$ 800	800
Debt instrument interest rate		5.35%
Debt instrument maturity date		May 15, 2045
Sunoco Logistics $2.50 billion Revolving Credit Facility due March 2020 | Sunoco Logistics [Member]
Revolving credit facilities		$ 1,292	562
5.75% Senior Notes due September 1, 2020 | ETP [Member]
Senior Notes		$ 400	400
Debt instrument interest rate		5.75%
Debt instrument maturity date		Sep. 01, 2020
6.50% Senior Notes due July 15, 2021 | ETP [Member]
Senior Notes		$ 500	500
5.875% Senior Notes due March 1, 2022 | ETP [Member]
Senior Notes		$ 900	900
Debt instrument interest rate		5.875%
Debt instrument maturity date		Mar. 01, 2022
5.00% Senior Notes due October 1, 2022 | ETP [Member]
Senior Notes		$ 700	700
Debt instrument interest rate		5.00%
Debt instrument maturity date		Oct. 01, 2022
5.50% Senior Notes due April 15, 2023 | ETP [Member]
Senior Notes		$ 700	700
Debt instrument interest rate		5.50%
Debt instrument maturity date		Apr. 15, 2023
4.50% Senior Notes due November 1, 2023 | ETP [Member]
Senior Notes		$ 600	600
Debt instrument interest rate		4.50%
Debt instrument maturity date		Nov. 01, 2023
Sunoco Logistics $1.0 billion 364-day Credit Facility due December 2017 [Member] | Sunoco Logistics [Member]
Revolving credit facilities	[1]	$ 630	0
Bakken Project $2.50 billion Credit Facility due August 2019 [Member] | Bakken Project [Member]
Revolving credit facilities		1,100	0
PennTex $275 million Revolving Credit Facility due December 2019 | PennTex [Member]
Revolving credit facilities		$ 168	$ 0

[1]	(1) Sunoco Logistics’ $1.0 billion 364-Day Credit Facility, including its $630 million term loan, were classified as long-term debt as of December 31, 2016 as Sunoco Logistics has the ability and intent to refinance such borrowings on a long-term basis.